DERIVATIVE FINANCIAL INSTRUMENTS Details 2 (Details) In Millions, unless otherwise specified		12 Months Ended
	May 19, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] EUR (€)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Contract [Member] Other Income (Expense) Net [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Comprehensive Income (Loss) [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Comprehensive Income (Loss) [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Foreign Exchange Contract [Member] Other Income (Expense) Net [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member] Fair Value Hedging [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Interest Expense [Member] Fair Value Hedging [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount of Foreign Currency Derivative Purchase Contracts	€ 450.0
Derivative Instruments, Loss Recognized in Income		16.1
Derivative Instruments, Gain (Loss) Recognized in Income, Net			16.4	20.8									19.3	19.2
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net							(1.6)	1.3
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net					(5.5)	(6.4)			(4.7)	(2.9)	(0.8)	(3.5)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net											$ 1.5	$ (1.8)